Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 1,120,840	$ 897,281
Restricted cash		84,237
Accounts receivable, net – third parties	3,220,504	11,252,002
Accounts receivable, net - related party	202,074	469,474
Advances to suppliers, net – third parties	1,571,667	2,449,629
Advances to suppliers, net - related party	4,034,124
Inventories, net	730,207	888,203
Prepayments and other current assets	1,326,994	435,273
Prepayment for construction of properties	1,073,110	3,661,800
Current assets held for sale associated with discontinued operation of Gu’an REIT		5,326,348
Total Current Assets	13,279,510	25,464,247
Property, plant and equipment, net	35,076,952	37,457,643
Intangible assets, net	6,405,059	6,145,179
Long-term investment in equity investee	2,836,050	28,720
Right-of-use assets	376,502	505,630
Non-current assets held for sale associated with discontinued operation of Gu’an REIT		1,193,825
Total Assets	57,974,073	70,795,244
Current Liabilities:
Short term loans	6,662,048	8,309,098
Long term bank loans - current portion	2,912,555	1,436,000
Advances from customers	3,722,921	3,087,315
Advances from customers-related party	2,177
Deferred revenue	509,297	471,375
Accounts payable	858,277	1,151,570
Accounts payable - related party	153,344	1,485,049
Accrued and other liabilities	4,637,144	2,487,616
Taxes payable	2,646,605	1,806,777
Due to related parties	764,533	405,222
Operating lease liabilities, current	125,885	177,903
Advance payment from the buyer associated with discontinued operation of Gu’an REIT		1,392,920
Current liabilities held for sale associated with discontinued operation of Gu’an REIT		3,004,924
Total Current Liabilities	22,994,786	25,215,769
Long term bank loans	6,285,300	7,323,600
Deferred grants	490,560
Operating lease liabilities - noncurrent	241,606	301,012
Total Liabilities	30,012,252	32,840,381
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $0.001 par value, 200,000,000 shares authorized, 24,135,000 shares and 23,160,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively	24,135	23,160
Additional paid-in capital	43,709,127	42,725,852
Statutory reserve	2,386,119	2,632,797
Accumulated deficit	(17,245,453)	(5,718,368)
Accumulated other comprehensive loss	(1,598,819)	(3,527,438)
Total RETO Eco Solutions Inc. Stockholders’ Equity	27,275,109	36,136,003
Noncontrolling interest	686,712	1,818,860
Total Equity	27,961,821	37,954,863
Total Liabilities and Equity	$ 57,974,073	$ 70,795,244